Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 25:      Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	2011	2010

Assets
Cash and cash equivalents	$1,157,874	$38,509
Investment in common stock of banking subsidiaries	68,914,535	66,124,973
Investment in nonbanking subsidiaries	(1,588,758)	(216,162)
Notes Receivable	2,000,000	2,000,000
Other assets	2,724,114	2,675,248

Total assets	$73,207,765	$70,622,568

Liabilities
Trust preferred securities	$20,000,000	$20,000,000
Borrowings from nonbanking subsidiaries	620,000	620,000
Notes Payable	1,500,000	1,700,000
Other liabilities & accrued interest payable	3,462,630	2,278,469

Total liabilities	25,582,630	24,598,469

Stockholders' Equity	47,625,135	46,024,099

Total liabilities and stockholders' equity	$73,207,765	$70,622,568

Condensed Statements of Income

	2011	2010	2009
Income
Interest income	$120,435	$102,167	$752
Dividends from subsidiaries:
Banking subsidiaries	2,165,000	800,000	2,400,000
Nonbanking subsidiaries	-	225,000	1,922,076
Total	2,165,000	1,025,000	4,322,076
Other income	154,185	536,586	1,550,032

Total income	2,439,620	1,663,753	5,872,860

Expenses
Interest expense	1,405,714	1,529,815	1,573,293
Other expense	1,580,191	1,834,675	3,864,674

Total expenses	2,985,905	3,364,490	5,437,967

Income (loss) before income tax and equity in undistributed (excess distributed) income (loss) of subsidiaries	(546,285)	(1,700,737)	434,893

Income tax benefit	(642,381)	(942,754)	(1,321,333)

Income (loss) before equity in undistributed (excess distributed) income (loss) of subsidiaries	96,096	(757,983)	1,756,226

Equity in undistributed (excess distributed) income (loss) of subsidiaries
Banking subsidiaries	2,633,947	(676,077)	(355,146)
Nonbanking subsidiaries	(1,372,596)	(14,179,150)	(1,018,589)

Total	1,261,351	(14,855,227)	(1,373,735)

Net income (loss)	$1,357,447	$(15,613,210)	$382,491

In December of 2011, the Company executed a transaction between two of its affiliates that was offset in the Parent Company financial statements. The transaction in the amount of $306,452 involved the transfer of assets that were valued at less than the carrying value of the assets on the affiliate. Due to the assets remaining in the Company and for the purposes initially intended the loss was offset at the parent level.

Condensed Statements of Cash Flows

	2011	2010	2009

Operating Activities
Net income (loss)	$1,357,447	$(15,613,210)	$382,491
Items not requiring (providing) cash
Equity in (undistributed) excess distributed net income (loss) of subsidiaries	(1,261,351)	14,855,227	1,373,735
Expense of Stock Option Plan	87,975	49,164	143,261
Other assets	(48,866)	263,858	(1,002,630)
Other liabilities	1,184,160	405,406	(929,910)
Net cash provided by (used in) operating activities	1,319,365	(39,555)	(33,053)

Investing Activities
Increase in Notes Receivable	-	(2,000,000)	-
Net cash used in investing activities	-	(2,000,000)	-

Financing Activities
Cash dividends paid	-	-	(1,752,493)
Proceeds from Notes Payable	-	1,700,000	-
Repayment of Nots Payable	(200,000)
Purchase of treasury stock	-	-	(156,291)
Net cash provided by (used in) financing activities	(200,000)	1,700,000	(1,908,784)

Net Change in Cash and Cash Equivalents	1,119,365	(339,555)	(1,941,837)

Cash and Cash Equivalents at Beginning of Year	38,509	378,064	2,319,901

Cash and Cash Equivalents at End of Year	$1,157,874	$38,509	$378,064